UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INCOME FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

[LOGO OF USAA]
   USAA(R)

                                   USAA INCOME Fund

                                                   [GRAPHIC OF USAA INCOME FUND]

                                S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2007

--------------------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay  estimated  taxes,  you may be subject to  estimated  tax
       penalties  if  your   estimated  tax  payments  are  not  sufficient  and
       sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

   Portfolio of Investments                                                  17

   Notes to Portfolio of Investments                                         34

   Financial Statements                                                      39

   Notes to Financial Statements                                             42

EXPENSE EXAMPLE                                                              55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                "

[PHOTO OF CHRISTOPHER W. CLAUS]    IN INVESTING, AS IN LIFE, QUALITY
                                    TENDS TO STAND THE TEST OF TIME.

                                                "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]      MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                             USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2007, the USAA Income Fund had a total return of 3.75%. This compares to total returns of 3.74% for the Lipper A Rated Bond Funds Index, 3.57% for the Lipper Corporate Debt Funds A Rated Average, and 3.65% for the Lehman Brothers U.S. Aggregate Bond Index.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE PERIOD.

         Interest rates peaked in June 2006 and then declined through the end of November. By the end of 2006 and into January 2007, signs of strength in some economic indicators caused interest rates to move upward. For the six-month period, however, interest rates fell - the benchmark 10-year U.S. Treasury yield moved down to 4.81% from 4.98%.

         The yield curve was inverted throughout most of the reporting period. This means that short-term rates (set by the Federal Reserve Board (the
         Fed)) were higher than long-term rates (set by the market). Usually long-term rates are higher, because investors demand more of a return for tying up their money for a longer time. When the yield curve inverts, it traditionally has been the sign of a slowing economy or even a recession. If this were to come about, long-term rates would fall and bonds would rally. On the other hand, some analysts have argued that the inversion is due to the global savings glut and dollar-denominated foreign investment recycled from U.S. imports.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      10-YEAR TREASURY YIELD AND OIL PRICES

                  [CHART OF 10-YEAR TREASURY YIELD AND OIL PRICES]

                   10-YEAR YIELD (IN %)                       OIL PRICE (IN U.S. $)
                   --------------------                       ---------------------
 1/31/2006                4.517                1/31/2006               70.72
  2/1/2006                4.557                 2/1/2006               69.61
  2/2/2006                4.559                 2/2/2006               68.17
  2/3/2006                4.525                 2/3/2006               69.08
  2/6/2006                4.545                 2/6/2006               69.15
  2/7/2006                4.567                 2/7/2006               67.76
  2/8/2006                4.589                 2/8/2006               67.03
  2/9/2006                4.545                 2/9/2006               67.02
 2/10/2006                4.586                2/10/2006               66.64
 2/13/2006                4.579                2/13/2006               66.25
 2/14/2006                4.612                2/14/2006               65.28
 2/15/2006                4.598                2/15/2006               64.02
 2/16/2006                4.585                2/16/2006               64.89
 2/17/2006                4.539                2/17/2006               65.91
 2/20/2006                4.539                2/21/2006               67.10
 2/21/2006                4.567                2/22/2006               66.20
 2/22/2006                4.523                2/23/2006               66.49
 2/23/2006                4.557                2/24/2006               68.02
 2/24/2006                4.575                2/27/2006               66.75
 2/27/2006                4.592                2/28/2006               67.43
 2/28/2006                4.553                 3/1/2006               67.96
  3/1/2006                4.587                 3/2/2006               69.17
  3/2/2006                4.630                 3/3/2006               69.29
  3/3/2006                4.682                 3/6/2006               67.82
  3/6/2006                4.752                 3/7/2006               66.69
  3/7/2006                4.724                 3/8/2006               65.54
  3/8/2006                4.728                 3/9/2006               66.26
  3/9/2006                4.726                3/10/2006               65.63
 3/10/2006                4.759                3/13/2006               67.29
 3/13/2006                4.769                3/14/2006               68.63
 3/14/2006                4.694                3/15/2006               67.06
 3/15/2006                4.729                3/16/2006               68.30
 3/16/2006                4.642                3/17/2006               67.29
 3/17/2006                4.672                3/20/2006               65.70
 3/20/2006                4.658                3/21/2006               66.53
 3/21/2006                4.719                3/22/2006               65.88
 3/22/2006                4.701                3/23/2006               67.34
 3/23/2006                4.735                3/24/2006               67.26
 3/24/2006                4.671                3/27/2006               67.32
 3/27/2006                4.705                3/28/2006               68.73
 3/28/2006                4.782                3/29/2006               69.18
 3/29/2006                4.806                3/30/2006               70.03
 3/30/2006                4.857                3/31/2006               69.84
 3/31/2006                4.849                 4/3/2006               69.85
  4/3/2006                4.864                 4/4/2006               69.79
  4/4/2006                4.866                 4/5/2006               70.28
  4/5/2006                4.845                 4/6/2006               70.61
  4/6/2006                4.901                 4/7/2006               70.51
  4/7/2006                4.979                4/10/2006               71.90
 4/10/2006                4.955                4/11/2006               72.25
 4/11/2006                4.922                4/12/2006               72.13
 4/12/2006                4.980                4/13/2006               72.86
 4/13/2006                5.047                4/17/2006               73.83
 4/14/2006                5.047                4/18/2006               74.69
 4/17/2006                5.005                4/19/2006               75.65
 4/18/2006                4.984                4/20/2006               75.29
 4/19/2006                5.024                4/21/2006               76.91
 4/20/2006                5.041                4/24/2006               75.90
 4/21/2006                5.010                4/25/2006               76.24
 4/24/2006                4.979                4/26/2006               75.37
 4/25/2006                5.069                4/27/2006               74.60
 4/26/2006                5.107                4/28/2006               75.43
 4/27/2006                5.069                 5/1/2006               76.91
 4/28/2006                5.053                 5/2/2006               77.43
  5/1/2006                5.139                 5/3/2006               75.80
  5/2/2006                5.110                 5/4/2006               74.05
  5/3/2006                5.144                 5/5/2006               74.53
  5/4/2006                5.154                 5/8/2006               74.25
  5/5/2006                5.102                 5/9/2006               75.24
  5/8/2006                5.113                5/10/2006               76.58
  5/9/2006                5.123                5/11/2006               77.26
 5/10/2006                5.125                5/12/2006               75.94
 5/11/2006                5.153                5/15/2006               73.61
 5/12/2006                5.196                5/16/2006               73.65
 5/15/2006                5.155                5/17/2006               73.00
 5/16/2006                5.097                5/18/2006               73.92
 5/17/2006                5.145                5/19/2006               72.98
 5/18/2006                5.063                5/22/2006               73.44
 5/19/2006                5.060                5/23/2006               74.81
 5/22/2006                5.040                5/24/2006               72.87
 5/23/2006                5.014                5/25/2006               74.20
 5/24/2006                5.038                5/26/2006               74.26
 5/25/2006                5.070                5/30/2006               74.74
 5/26/2006                5.050                5/31/2006               74.39
 5/29/2006                5.050                 6/1/2006               73.49
 5/30/2006                5.078                 6/2/2006               75.28
 5/31/2006                5.121                 6/5/2006               75.78
  6/1/2006                5.100                 6/6/2006               75.75
  6/2/2006                4.992                 6/7/2006               74.55
  6/5/2006                5.020                 6/8/2006               74.32
  6/6/2006                5.002                 6/9/2006               75.23
  6/7/2006                5.020                6/12/2006               73.95
  6/8/2006                4.996                6/13/2006               72.05
  6/9/2006                4.973                6/14/2006               72.25
 6/12/2006                4.979                6/15/2006               72.36
 6/13/2006                4.963                6/16/2006               72.81
 6/14/2006                5.064                6/19/2006               72.32
 6/15/2006                5.096                6/20/2006               71.94
 6/16/2006                5.128                6/21/2006               72.86
 6/19/2006                5.137                6/22/2006               73.65
 6/20/2006                5.151                6/23/2006               73.77
 6/21/2006                5.155                6/26/2006               74.77
 6/22/2006                5.210                6/27/2006               74.78
 6/23/2006                5.224                6/28/2006               75.14
 6/26/2006                5.235                6/29/2006               76.22
 6/27/2006                5.202                6/30/2006               76.52
 6/28/2006                5.245                 7/3/2006               76.52
 6/29/2006                5.196                 7/5/2006               78.00
 6/30/2006                5.138                 7/6/2006               78.06
  7/3/2006                5.151                 7/7/2006               77.35
  7/4/2006                5.151                7/10/2006               76.86
  7/5/2006                5.222                7/11/2006               77.27
  7/6/2006                5.181                7/12/2006               78.01
  7/7/2006                5.128                7/13/2006               80.06
 7/10/2006                5.126                7/14/2006               80.36
 7/11/2006                5.102                7/17/2006               79.01
 7/12/2006                5.100                7/18/2006               77.72
 7/13/2006                5.065                7/19/2006               77.47
 7/14/2006                5.065                7/20/2006               76.86
 7/17/2006                5.065                7/21/2006               77.09
 7/18/2006                5.132                7/24/2006               77.78
 7/19/2006                5.051                7/25/2006               76.63
 7/20/2006                5.028                7/26/2006               77.13
 7/21/2006                5.042                7/27/2006               77.99
 7/24/2006                5.044                7/28/2006               76.79
 7/25/2006                5.065                7/31/2006               78.10
 7/26/2006                5.032                 8/1/2006               78.57
 7/27/2006                5.036                 8/2/2006               79.05
 7/28/2006                4.992                 8/3/2006               79.02
 7/31/2006                4.981                 8/4/2006               78.69
  8/1/2006                4.977                 8/7/2006               80.62
  8/2/2006                4.965                 8/8/2006               79.71
  8/3/2006                4.961                 8/9/2006               79.43
  8/4/2006                4.895                8/10/2006               77.88
  8/7/2006                4.921                8/11/2006               78.46
  8/8/2006                4.919                8/14/2006               77.58
  8/9/2006                4.939                8/15/2006               76.95
 8/10/2006                4.933                8/16/2006               76.20
 8/11/2006                4.971                8/17/2006               74.83
 8/14/2006                4.997                8/18/2006               75.32
 8/15/2006                4.931                8/21/2006               76.32
 8/16/2006                4.861                8/22/2006               76.18
 8/17/2006                4.865                8/23/2006               75.23
 8/18/2006                4.843                8/24/2006               75.55
 8/21/2006                4.813                8/25/2006               75.58
 8/22/2006                4.811                8/28/2006               74.23
 8/23/2006                4.809                8/29/2006               73.58
 8/24/2006                4.801                8/30/2006               73.71
 8/25/2006                4.781                8/31/2006               74.08
 8/28/2006                4.793                 9/1/2006               73.03
 8/29/2006                4.779                 9/5/2006               72.57
 8/30/2006                4.753                 9/6/2006               71.55
 8/31/2006                4.728                 9/7/2006               71.41
  9/1/2006                4.726                 9/8/2006               70.36
  9/4/2006                4.726                9/11/2006               69.53
  9/5/2006                4.781                9/12/2006               67.90
  9/6/2006                4.797                9/13/2006               68.08
  9/7/2006                4.787                9/14/2006               67.51
  9/8/2006                4.773                9/15/2006               67.35
 9/11/2006                4.803                9/18/2006               67.68
 9/12/2006                4.771                9/19/2006               65.63
 9/13/2006                4.761                9/20/2006               64.10
 9/14/2006                4.791                9/21/2006               64.65
 9/15/2006                4.790                9/22/2006               63.74
 9/18/2006                4.806                9/25/2006               64.36
 9/19/2006                4.735                9/26/2006               63.91
 9/20/2006                4.731                9/27/2006               65.83
 9/21/2006                4.638                9/28/2006               65.92
 9/22/2006                4.591                9/29/2006               66.47
 9/25/2006                4.544                10/2/2006               64.95
 9/26/2006                4.585                10/3/2006               62.88
 9/27/2006                4.600                10/4/2006               63.38
 9/28/2006                4.614                10/5/2006               63.87
 9/29/2006                4.630                10/6/2006               63.74
 10/2/2006                4.602                10/9/2006               64.05
 10/3/2006                4.616               10/10/2006               63.16
 10/4/2006                4.561               10/11/2006               62.55
 10/5/2006                4.606               10/12/2006               62.93
 10/6/2006                4.696               10/13/2006               63.44
 10/9/2006                4.696               10/16/2006               64.65
10/10/2006                4.754               10/17/2006               63.94
10/11/2006                4.780               10/18/2006               62.75
10/12/2006                4.772               10/19/2006               63.64
10/13/2006                4.800               10/20/2006               62.94
10/16/2006                4.778               10/23/2006               62.54
10/17/2006                4.768               10/24/2006               63.09
10/18/2006                4.756               10/25/2006               65.03
10/19/2006                4.784               10/26/2006               63.95
10/20/2006                4.788               10/27/2006               64.61
10/23/2006                4.830               10/30/2006               62.49
10/24/2006                4.822               10/31/2006               62.90
10/25/2006                4.763                11/1/2006               62.84
10/26/2006                4.719                11/2/2006               61.89
10/27/2006                4.673                11/3/2006               63.08
10/30/2006                4.671                11/6/2006               63.98
10/31/2006                4.600                11/7/2006               62.81
 11/1/2006                4.566                11/8/2006               63.71
 11/2/2006                4.596                11/9/2006               65.25
 11/3/2006                4.717               11/10/2006               63.83
 11/6/2006                4.695               11/13/2006               63.04
 11/7/2006                4.659               11/14/2006               62.62
 11/8/2006                4.637               11/15/2006               63.16
 11/9/2006                4.627               11/16/2006               61.21
11/10/2006                4.590               11/17/2006               61.70
11/13/2006                4.611               11/20/2006               61.47
11/14/2006                4.564               11/21/2006               62.64
11/15/2006                4.619               11/22/2006               61.89
11/16/2006                4.666               11/24/2006               61.89
11/17/2006                4.601               11/27/2006               62.72
11/20/2006                4.599               11/28/2006               63.34
11/21/2006                4.572               11/29/2006               64.73
11/22/2006                4.560               11/30/2006               65.56
11/23/2006                4.560                12/1/2006               66.07
11/24/2006                4.550                12/4/2006               65.15
11/27/2006                4.530                12/5/2006               64.98
11/28/2006                4.503                12/6/2006               64.52
11/29/2006                4.523                12/7/2006               64.22
11/30/2006                4.460                12/8/2006               63.91
 12/1/2006                4.435               12/11/2006               63.29
 12/4/2006                4.425               12/12/2006               62.92
 12/5/2006                4.442               12/13/2006               63.05
 12/6/2006                4.487               12/14/2006               64.22
 12/7/2006                4.483               12/15/2006               64.89
 12/8/2006                4.546               12/18/2006               63.61
12/11/2006                4.520               12/19/2006               64.29
12/12/2006                4.487               12/20/2006               64.77
12/13/2006                4.581               12/21/2006               63.78
12/14/2006                4.599               12/22/2006               63.53
12/15/2006                4.595               12/26/2006               62.23
12/18/2006                4.583               12/27/2006               61.56
12/19/2006                4.591               12/28/2006               61.78
12/20/2006                4.597               12/29/2006               62.38
12/21/2006                4.547                 1/3/2007               59.41
12/22/2006                4.620                 1/4/2007               56.64
12/25/2006                4.620                 1/5/2007               57.39
12/26/2006                4.601                 1/8/2007               57.36
12/27/2006                4.652                 1/9/2007               56.74
12/28/2006                4.682                1/10/2007               54.96
12/29/2006                4.704                1/11/2007               52.84
  1/1/2007                4.704                1/12/2007               53.87
  1/2/2007                4.682                1/16/2007               51.96
  1/3/2007                4.660                1/17/2007               53.13
  1/4/2007                4.604                1/18/2007               51.81
  1/5/2007                4.646                1/19/2007               53.40
  1/8/2007                4.654                1/22/2007               52.58
  1/9/2007                4.656                1/23/2007               55.04
 1/10/2007                4.686                1/24/2007               55.37
 1/11/2007                4.732                1/25/2007               54.23
 1/12/2007                4.777                1/26/2007               55.42
 1/15/2007                4.777                1/29/2007               54.01
 1/16/2007                4.749                1/30/2007               56.97
 1/17/2007                4.781                1/31/2007               58.14
 1/18/2007                4.745
 1/19/2007                4.777
 1/22/2007                4.761
 1/23/2007                4.810
 1/24/2007                4.810
 1/25/2007                4.875
 1/26/2007                4.875
 1/29/2007                4.892
 1/30/2007                4.871
 1/31/2007                4.810

                                   [END CHART]

         Other factors in the bond market included falling energy prices, the overhang from the housing market slowdown, and leveraged buyouts
         (LBOs). After reaching $80 a barrel in early August, oil prices fell to $50 in mid-January. This decline helped alleviate the drag that higher oil prices were having on consumer spending.

         Until recently the housing sector has been the growth engine of the U.S. economy, because consumers used home equity to fuel spending. But housing has slowed, removing this economic catalyst.

         In the corporate bond market, LBOs are posing major event risk. When private equity money is used to take over publicly traded companies, these companies are usually saddled with a huge amount of additional debt. This greatly lowers their credit quality and often hurts current bondholders.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

         We took advantage of the higher long-term rates at the beginning of the period to buy securities. When rates dropped later in the period, we began to accumulate cash in anticipation of better buying opportunities.

         Despite event risk, corporate bonds were the best-performing asset class during the reporting period. Lower-rated corporates performed best as investors took on risk in search of higher returns. As the spread between high- and low-quality investment-grade bonds narrowed, we thought investors were not being paid sufficiently for the extra risk of owning lower-quality issues, and we were cautious. We dealt with LBO-related event risk through credit analysis and additional diversification. LBO risk is unavoidable in corporate bonds, but we attempted to mitigate the risk whenever possible.

         In the mortgage-backed securities sector, given our concerns about the housing market, all of the Fund's residential mortgages were backed by government agencies such as Ginnie Mae, Fannie Mae, or Freddie Mac. We did not own exotic mortgages, such as option-pay or interest-only.

         Finally, we had decent exposure to real estate investment trust-preferred securities, whose higher income added to superior price returns.

WHAT'S YOUR OUTLOOK?

         The Fed's relentless two-year tightening campaign has now ended, and we believe it is likely to stay on hold until it sees inflation decline more convincingly. We expect lower longer-term rates by the end of 2007, along with Fed action to lower short-term rates.

         We will continue to be wary of the potential for LBOs, taking full advantage of USAA's team of analysts. Risk is always present in

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the financial markets, and our long-term approach guides us to stay focused on seeking to provide competitive income without taking on undue risks.

         In our view, the Fund is well-positioned for a slower-growth environment, when investors often prefer high-quality bonds. It's important for you to keep in mind the essential role that bonds play in your portfolio. Whether bond prices (or the Fund's net asset value) are rising or falling, you continue to earn a steady income. Higher rates mean that you can purchase additional shares at more attractive prices. Over time, income is the primary driver of your Fund's total return; in fact, for the 10-year period ending January 31, 2007, about 96% of your Fund's total return came from income on its holdings.

         We appreciate the opportunity to serve you in your investment program, and encourage you to maintain your solid long-term approach in reaching your financial goals.

8

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA INCOME FUND

--------------------------------------------------------------------------------
                          OVERALL MORNINGSTAR RATING(TM)
                     out of 946 intermediate-term bond funds
                     for the period ending January 31, 2007:

                                  OVERALL RATING
                                  *   *   *   *

          3-YEAR                     5-YEAR                     10-YEAR
          * * * *                    * * *                      * * * *
     out of 946 funds            out of 765 funds            out of 376 funds

   The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
        (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA INCOME FUND

                [LOGO OF LIPPER LEADER]         [LOGO OF LIPPER LEADER]
                      TOTAL RETURN                       EXPENSE

The Fund is listed as a Lipper Leader for Total Return among 158 funds and for Expense among 51 funds within the Lipper Corporate Debt Funds A Rated category for the overall period ending January 31, 2007. The Fund received a Lipper Leader rating for Total Return among 158 and 61 funds for the three- and 10-year periods, respectively, and a score of 2 among 115 funds for the five-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2007. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 51, 45, AND 33 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND (Ticker Symbol: USAIX)

OBJECTIVE
--------------------------------------------------------------------------------

         Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

--------------------------------------------------------------------------------
                                          1/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $1,795.4 Million          $1,751.4 Million
Net Asset Value Per Share                 $12.07                    $11.92

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*      1 YEAR      5 YEARS     10 YEARS     30-DAY SEC YIELD**
      3.75%               4.23%        4.86%       6.07%            5.11%

 *TOTAL RETURNS  FOR PERIODS OF  LESS  THAN  ONE YEAR  ARE NOT  ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JANUARY 31, 2007

               TOTAL RETURN    =       DIVIDEND RETURN      +       PRICE CHANGE
10 YEARS          6.07%        =            5.84%           +           0.23%
5 YEARS           4.86%        =            4.89%           +          -0.03%
1 YEAR            4.23%        =            4.89%           +          -0.66%

           THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING JANUARY 31, 2007

       [CHART OF TOTAL RETURN DIVIDEND RETURN CHANGE IN SHARE PRICE]

                TOTAL RETURN     DIVIDEND RETURN     CHANGE IN SHARE PRICE
                ------------     ---------------     ---------------------
1/31/1998           12.17             7.28                    4.89
1/31/1999            8.01             6.85                    1.16
1/31/2000           -4.35             5.91                  -10.26
1/31/2001           15.46             7.64                    7.82
1/31/2002            6.33             6.66                   -0.33
1/31/2003            8.08             5.68                    2.40
1/31/2004            5.45             4.64                    0.81
1/31/2005            4.39             4.55                   -0.16
1/31/2006            2.23             4.72                   -2.49
1/31/2007            4.23             4.89                   -0.66

                               [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND
         ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER
         THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                12-MONTH DIVIDEND YIELD COMPARISON

               [CHART OF DIVIDEND YIELD COMPARISON]

                                              LIPPER CORPORATE DEBT
                   USAA INCOME FUND           FUNDS A RATED AVERAGE
                   ----------------           ---------------------
1/31/1998                6.46%                         5.86%
1/31/1999                6.49                          5.63
1/31/2000                6.72                          6.10
1/31/2001                6.58                          5.96
1/31/2002                6.55                          5.49
1/31/2003                5.31                          4.85
1/31/2004                4.49                          4.03
1/31/2005                4.42                          3.88
1/31/2006                4.79                          4.09
1/31/2007                4.79                          4.43

                          [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 1/31/98 TO 1/31/07.

         THE LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL CORPORATE A RATED DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             CUMULATIVE PERFORMANCE COMPARISON

                        [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      LEHMAN BROTHERS U.S.                                 LIPPER A RATED BOND
                      AGGREGATE BOND INDEX       USAA INCOME FUND              FUNDS INDEX
                      --------------------       ----------------          --------------------
 1/31/1997                $10,000.00                $10,000.00                 $10,000.00
 2/28/1997                 10,024.88                 10,032.53                  10,035.37
 3/31/1997                  9,913.78                  9,852.30                   9,897.04
 4/30/1997                 10,062.19                  9,968.36                  10,036.46
 5/31/1997                 10,157.31                 10,084.75                  10,129.87
 6/30/1997                 10,277.87                 10,243.16                  10,266.82
 7/31/1997                 10,555.03                 10,563.99                  10,597.30
 8/31/1997                 10,465.00                 10,454.57                  10,462.96
 9/30/1997                 10,619.34                 10,674.80                  10,641.86
10/31/1997                 10,773.39                 10,828.33                  10,778.93
11/30/1997                 10,823.00                 10,931.14                  10,829.69
12/31/1997                 10,931.97                 11,069.01                  10,944.44
 1/31/1998                 11,072.32                 11,216.77                  11,075.01
 2/28/1998                 11,063.98                 11,190.74                  11,056.09
 3/31/1998                 11,102.00                 11,225.81                  11,097.45
 4/30/1998                 11,159.95                 11,279.08                  11,148.48
 5/31/1998                 11,265.81                 11,429.68                  11,269.20
 6/30/1998                 11,361.36                 11,554.40                  11,369.25
 7/31/1998                 11,385.53                 11,590.30                  11,371.21
 8/31/1998                 11,570.82                 11,743.47                  11,472.59
 9/30/1998                 11,841.76                 11,920.56                  11,728.87
10/31/1998                 11,779.15                 11,920.51                  11,580.66
11/30/1998                 11,846.00                 11,994.80                  11,706.60
12/31/1998                 11,881.62                 12,037.88                  11,744.48
 1/31/1999                 11,966.42                 12,114.67                  11,844.20
 2/28/1999                 11,757.52                 11,892.78                  11,581.42
 3/31/1999                 11,822.68                 11,912.27                  11,657.32
 4/30/1999                 11,860.13                 11,950.99                  11,695.59
 5/31/1999                 11,756.25                 11,845.44                  11,562.69
 6/30/1999                 11,718.80                 11,730.07                  11,506.29
 7/31/1999                 11,668.91                 11,637.12                  11,454.75
 8/31/1999                 11,662.97                 11,609.19                  11,423.31
 9/30/1999                 11,798.37                 11,729.25                  11,532.35
10/31/1999                 11,841.90                 11,742.62                  11,549.86
11/30/1999                 11,841.05                 11,704.46                  11,557.82
12/31/1999                 11,783.95                 11,574.58                  11,505.25
 1/31/2000                 11,745.37                 11,587.27                  11,480.30
 2/29/2000                 11,887.41                 11,764.89                  11,601.88
 3/31/2000                 12,044.01                 11,954.52                  11,759.24
 4/30/2000                 12,009.53                 11,915.18                  11,663.32
 5/31/2000                 12,004.02                 11,959.91                  11,618.32
 6/30/2000                 12,253.76                 12,217.09                  11,877.32
 7/31/2000                 12,364.99                 12,348.31                  11,978.02
 8/31/2000                 12,544.21                 12,523.06                  12,137.14
 9/30/2000                 12,623.07                 12,645.26                  12,204.39
10/31/2000                 12,706.60                 12,681.73                  12,255.67
11/30/2000                 12,914.37                 12,856.39                  12,436.79
12/31/2000                 13,153.93                 13,119.04                  12,691.46
 1/31/2001                 13,369.05                 13,378.39                  12,927.60
 2/28/2001                 13,485.51                 13,495.78                  13,044.31
 3/31/2001                 13,553.21                 13,591.39                  13,090.56
 4/30/2001                 13,496.96                 13,542.03                  13,016.45
 5/31/2001                 13,578.37                 13,650.14                  13,102.21
 6/30/2001                 13,629.67                 13,735.32                  13,155.17
 7/31/2001                 13,934.39                 14,059.74                  13,453.79
 8/31/2001                 14,093.96                 14,203.24                  13,605.51
 9/30/2001                 14,258.20                 14,313.50                  13,658.48
10/31/2001                 14,556.56                 14,574.30                  13,952.96
11/30/2001                 14,355.86                 14,280.89                  13,783.65
12/31/2001                 14,264.70                 14,113.68                  13,680.03
 1/31/2002                 14,380.17                 14,225.83                  13,775.78
 2/28/2002                 14,519.53                 14,327.35                  13,878.26
 3/31/2002                 14,277.98                 14,062.14                  13,656.58
 4/30/2002                 14,554.86                 14,278.61                  13,898.98
 5/31/2002                 14,678.53                 14,412.59                  14,004.80
 6/30/2002                 14,805.45                 14,522.68                  14,065.10
 7/31/2002                 14,984.10                 14,579.52                  14,149.18
 8/31/2002                 15,237.10                 14,907.66                  14,408.54
 9/30/2002                 15,483.87                 15,159.43                  14,631.77
10/31/2002                 15,413.34                 14,964.32                  14,484.82
11/30/2002                 15,409.25                 14,999.70                  14,536.27
12/31/2002                 15,727.54                 15,332.25                  14,852.40
 1/31/2003                 15,740.96                 15,375.75                  14,884.12
 2/28/2003                 15,958.76                 15,593.28                  15,101.04
 3/31/2003                 15,946.47                 15,563.70                  15,089.91
 4/30/2003                 16,078.05                 15,681.56                  15,258.69
 5/31/2003                 16,377.83                 16,027.57                  15,577.40
 6/30/2003                 16,345.32                 16,036.49                  15,541.97
 7/31/2003                 15,795.80                 15,451.63                  15,008.86
 8/31/2003                 15,900.67                 15,568.75                  15,108.51
 9/30/2003                 16,321.57                 15,980.82                  15,521.75
10/31/2003                 16,169.35                 15,891.24                  15,396.39
11/30/2003                 16,208.08                 15,948.86                  15,445.20
12/31/2003                 16,373.02                 16,084.30                  15,597.61
 1/31/2004                 16,504.75                 16,213.93                  15,728.83
 2/29/2004                 16,683.40                 16,379.04                  15,878.39
 3/31/2004                 16,808.34                 16,509.50                  16,000.09
 4/30/2004                 16,371.04                 16,054.14                  15,607.50
 5/31/2004                 16,305.46                 15,993.80                  15,527.79
 6/30/2004                 16,397.62                 16,079.80                  15,607.31
 7/31/2004                 16,560.15                 16,260.13                  15,756.45
 8/31/2004                 16,876.04                 16,545.99                  16,052.62
 9/30/2004                 16,921.83                 16,608.45                  16,104.48
10/31/2004                 17,063.74                 16,749.12                  16,235.88
11/30/2004                 16,927.63                 16,649.53                  16,137.54
12/31/2004                 17,083.38                 16,811.58                  16,301.27
 1/31/2005                 17,190.66                 16,925.47                  16,413.89
 2/28/2005                 17,089.18                 16,853.32                  16,348.87
 3/31/2005                 17,001.41                 16,792.22                  16,249.96
 4/30/2005                 17,231.50                 17,026.35                  16,465.84
 5/31/2005                 17,417.93                 17,190.15                  16,654.86
 6/30/2005                 17,512.91                 17,270.22                  16,751.33
 7/31/2005                 17,353.48                 17,127.52                  16,598.94
 8/31/2005                 17,575.94                 17,371.22                  16,822.95
 9/30/2005                 17,394.89                 17,214.78                  16,623.33
10/31/2005                 17,257.23                 17,088.77                  16,469.67
11/30/2005                 17,333.55                 17,153.15                  16,553.00
12/31/2005                 17,498.35                 17,309.93                  16,713.54
 1/31/2006                 17,499.34                 17,302.83                  16,704.38
 2/28/2006                 17,557.43                 17,365.65                  16,766.20
 3/31/2006                 17,385.14                 17,208.37                  16,576.17
 4/30/2006                 17,353.62                 17,131.09                  16,509.66
 5/31/2006                 17,335.11                 17,130.90                  16,502.12
 6/30/2006                 17,371.86                 17,166.06                  16,513.57
 7/31/2006                 17,606.76                 17,384.14                  16,731.82
 8/31/2006                 17,876.29                 17,645.38                  16,998.37
 9/30/2006                 18,033.31                 17,807.86                  17,148.18
10/31/2006                 18,152.60                 17,937.55                  17,271.40
11/30/2006                 18,363.19                 18,128.18                  17,480.45
12/31/2006                 18,256.63                 18,030.53                  17,364.78
 1/31/2007                 18,249.13                 18,035.26                  17,356.76

                                        [END CHART]

              DATA FROM 1/31/97 THROUGH 1/31/07.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Income Fund to the following benchmarks:

         o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                 PORTFOLIO RATINGS MIX
                       1/31/2007

          [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                              52%
A                                                22%
BBB                                              15%
AA                                                7%
Securities With Short-Term
Investment-Grade Ratings                          4%

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING EQUITY SECURITIES AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-33.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------------------------
                            TOP 10 SECURITIES*
------------------------------------------------------------------------

                                       COUPON RATE %  % OF NET ASSETS
                                       ------------------------------
U.S. Treasury Bond                          5.25%          2.60%

U.S. Treasury Notes                         4.00%          2.30%

U.S. Treasury Notes                         4.00%          2.00%

U.S. Treasury Inflation-Indexed
  Notes                                     2.38%          1.80%

Fannie Mae Mortgage-Backed
  Pass-Through                              6.00%          1.60%

Fannie Mae Mortgage-Backed
  Pass-Through                              5.00%          1.60%

Freddie Mac Mortgage-Backed
  Pass-Through                              5.50%          1.60%

Household Finance Corp., Notes              6.38%          1.50%

Region of Lombardy, Global Notes            5.80%          1.40%

Fannie Mae Mortgage-Backed
  Pass-Through                              6.00%          1.30%
------------------------------------------------------------------------

         *EXCLUDING  MONEY  MARKET   INSTRUMENTS  AND  SHORT-TERM  INVESTMENTS
          PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                  PORTFOLIO MIX*
                     1/31/2007

             [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                      28.9%
U.S. Government Agency Issues              20.8%
Eurodollar and Yankee Obligations          11.6%
Commercial Mortgage Securities             10.9%
U.S. Treasury Securities                    9.5%
Preferred Securities                        8.3%
Money Market Instruments                    4.0%
Asset-Backed Securities                     3.6%
Municipal Bonds                             2.3%

         *EXCLUDING  SHORT-TERM INVESTMENTS  PURCHASED WITH CASH COLLATERAL FROM
          SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (28.9%)

               CONSUMER DISCRETIONARY (2.5%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (1.4%)
  $15,000      DaimlerChrysler N.A. Holding Corp.,
                  Global Debentures(a)                                8.00%              6/15/2010              $   16,044
   10,000      Toyota Motor Credit Corp., MTN(a)                      4.85               2/27/2015                   9,569
                                                                                                                ----------
                                                                                                                    25,613
                                                                                                                ----------
               BROADCASTING & CABLE TV (0.9%)
   10,000      Comcast Cable Communications, Inc.,
                  Senior Notes                                        6.88               6/15/2009                  10,331
    5,000      Cox Enterprises, Inc., Notes(b)                        8.00               2/15/2007                   5,002
                                                                                                                ----------
                                                                                                                    15,333
                                                                                                                ----------
               CASINOS & GAMING (0.2%)
    5,000      Harrahs Operating Co., Inc., Bonds                     5.63               6/01/2015                   4,347
                                                                                                                ----------
               Total Consumer Discretionary                                                                         45,293
                                                                                                                ----------
               CONSUMER STAPLES (3.6%)
               -----------------------
               BREWERS (0.3%)
    5,000      Miller Brewing Co., Guaranteed Notes(b)                4.25               8/15/2008                   4,909
                                                                                                                ----------
               DRUG RETAIL (0.5%)
    9,983      CVS Corp., Lease Pass-Through Certificates(b)          6.04              12/10/2028                   9,848
                                                                                                                ----------
               FOOD RETAIL (0.3%)
    5,000      Kroger Co., Notes                                      5.50               2/01/2013                   4,941
                                                                                                                ----------
               HOUSEHOLD PRODUCTS (1.4%)
   17,000      Clorox Co., Notes                                      6.13               2/01/2011                  17,397
    8,000      SC Johnson & Son, Inc., Senior Notes(b)                5.00              12/15/2012                   7,737
                                                                                                                ----------
                                                                                                                    25,134
                                                                                                                ----------
               PACKAGED FOODS & MEAT (1.1%)
   15,000      Kellogg Co., Notes, Series B                           6.60               4/01/2011                  15,658
    5,000      Wm Wrigley Junior Co., Notes                           4.30               7/15/2010                   4,841
                                                                                                                ----------
                                                                                                                    20,499
                                                                                                                ----------
               Total Consumer Staples                                                                               65,331
                                                                                                                ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               ENERGY (2.0%)
               -------------
               INTEGRATED OIL & GAS (1.3%)
  $21,000      Phillips Petroleum Co., Notes                          8.75%              5/25/2010              $   23,167
                                                                                                                ----------
               OIL & GAS REFINING & MARKETING (0.4%)
    8,000      Magellan Midstream Partners, LP, Notes                 6.45               6/01/2014                   8,250
                                                                                                                ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    5,000      Kinder Morgan Finance Co., ULC, Notes                  5.35               1/05/2011                   4,901
                                                                                                                ----------
               Total Energy                                                                                         36,318
                                                                                                                ----------
               FINANCIALS (10.0%)
               ------------------
               CONSUMER FINANCE (2.9%)
   10,000      American Honda Finance Corp., MTN(b)                   5.48(c)            5/11/2007                  10,006
   25,200      Household Finance Corp., Notes                         6.38              10/15/2011                  26,251
               SLM Corp.,
    7,000         MTN, CPI Floating Rate Notes                        3.38(c)            6/01/2009                   6,739
   10,000         Notes                                               5.38               1/15/2013                   9,931
                                                                                                                ----------
                                                                                                                    52,927
                                                                                                                ----------
               LIFE & HEALTH INSURANCE (0.3%)
    5,000      Great-West Life & Annuity Insurance Co.,
                  Bonds(b),(d)                                        7.15               5/16/2046                   5,300
                                                                                                                ----------
               MULTI-LINE INSURANCE (0.3%)
    5,000      AIG Sunamerica Global Financing,
                  Senior Notes(b)                                     6.30               5/10/2011                   5,186
                                                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
    8,000      Associates Corp. of North America, Global
                  Senior Notes                                        6.25              11/01/2008                   8,124
   10,000      Bank One Corp., Subordinated Notes                     7.88               8/01/2010                  10,799
    5,000      Citigroup, Inc., Global Notes                          4.13               2/22/2010                   4,850
   10,000      MBNA American Bank, MTN                                6.75               3/15/2008                  10,110
                                                                                                                ----------
                                                                                                                    33,883
                                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (1.7%)
   15,000      Berkshire Hathaway Finance Corp.,
                  Senior Notes                                        4.85               1/15/2015                  14,497
   10,000      Chubb Corp., Senior Notes                              5.20               4/01/2013                   9,888

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------

  $ 5,000      Ohio Casualty Corp., Notes                             7.30%              6/15/2014              $    5,308
                                                                                                                ----------
                                                                                                                    29,693
                                                                                                                ----------
               REGIONAL BANKS (0.8%)
    8,000      Hudson United Bank, Subordinated Notes                 7.00               5/15/2012                   8,529
    5,000      PNC Financial Services, Trust Preferred
                  Securities, Series C                                8.88               3/15/2027                   5,237
                                                                                                                ----------
                                                                                                                    13,766
                                                                                                                ----------
               REITs - RETAIL (1.4%)
    9,000      Chelsea Property Group, Notes                          6.00               1/15/2013                   9,192
   15,000      Pan Pacific Retail Properties, Inc., Notes             7.95               4/15/2011                  16,293
                                                                                                                ----------
                                                                                                                    25,485
                                                                                                                ----------
               THRIFTS & MORTGAGE FINANCE (0.7%)
   12,000      Washington Mutual, Inc., Subordinated Notes            8.25               4/01/2010                  12,928
                                                                                                                ----------
               Total Financials                                                                                    179,168
                                                                                                                ----------
               HEALTH CARE (1.5%)
               ------------------
               BIOTECHNOLOGY (1.1%)
   10,000      Amgen, Inc., Senior Notes                              4.85              11/18/2014                   9,644
   10,000      Genentech, Inc., Senior Notes                          4.75               7/15/2015                   9,534
                                                                                                                ----------
                                                                                                                    19,178
                                                                                                                ----------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500      Thermo Electron Corp., Notes                           5.00               6/01/2015                   2,339
                                                                                                                ----------
               MANAGED HEALTH CARE (0.3%)
    5,000      Highmark, Inc., Senior Notes(b)                        6.80               8/15/2013                   5,218
                                                                                                                ----------
               Total Health Care                                                                                    26,735
                                                                                                                ----------
               INDUSTRIALS (2.8%)
               ------------------
               BUILDING PRODUCTS (0.5%)
    8,000      USG Corp., Notes(b)                                    6.30              11/15/2016                   8,014
                                                                                                                ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
               John Deere Capital Corp.,
   10,000         Global Debentures                                   5.10               1/15/2013                   9,783
    5,000         MTN, Series 2005D                                   5.48(c)            6/10/2008                   5,012
                                                                                                                ----------
                                                                                                                    14,795
                                                                                                                ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
  $10,000      Waste Management, Inc., Senior Notes                    7.38%             8/01/2010              $   10,599
                                                                                                                ----------
               RAILROADS (0.9%)
    2,058      CSX Transportation Inc., Notes                          9.75              6/15/2020                   2,726
    2,842      Norfolk Southern Railway Co., Debentures                9.75              6/15/2020                   3,815
   10,000      TTX Co., Notes(b)                                       5.40              2/15/2016                   9,739
                                                                                                                ----------
                                                                                                                    16,280
                                                                                                                ----------
               Total Industrials                                                                                    49,688
                                                                                                                ----------
               INFORMATION TECHNOLOGY (0.3%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.3%)
    5,000      Cisco Systems, Inc., Notes                              5.50              2/22/2016                   4,998
                                                                                                                ----------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    3,500      US Unwired, Inc., Secured Notes                        10.00              6/15/2012(p)                3,827
                                                                                                                ----------
               UTILITIES (6.0%)
               ----------------
               ELECTRIC UTILITIES (3.2%)
    2,065      FPL Energy American Wind, Senior Secured Bond(b)        6.64              6/20/2023                   2,128
    5,000      Gulf Power Co., Senior Notes, Series K                  4.90             10/01/2014                   4,799
   10,000      Northern States Power Co., First Mortgage
                  Bond, Series B                                       8.00              8/28/2012                  11,228
   10,000      Oncor Electric Delivery Co., Senior
                  Secured Notes                                        6.38              5/01/2012                  10,300
    4,157      Power Contract Financing, Senior Notes(b)               6.26              2/01/2010                   4,176
    5,000      PPL Capital Funding, Inc., Guaranteed Notes,
                  Series A                                             4.33              3/01/2009                   4,861
    8,960      Tristate General & Transport Association,
                  Bonds(b)                                             6.04              1/31/2018                   8,952
   10,000      West Penn Power Co., Notes                              6.63              4/15/2012                  10,350
                                                                                                                ----------
                                                                                                                    56,794
                                                                                                                ----------
               GAS UTILITIES (2.3%)
    8,000      AGL Capital Corp., Guaranteed Notes                     6.38              7/15/2016                   8,257
    5,000      Enbridge Energy Partners, LP, Senior Notes              5.35             12/15/2014                   4,808
   10,000      Energy Transfer Partners, LP, Senior Notes              5.95              2/01/2015                  10,053
    8,000      Gulfstream Natural Gas Systems LLC, Senior Notes(b)     5.56             11/01/2015                   7,870

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 5,000      Southern Star Central Gas, Notes(b)                    6.00%              6/01/2016              $    4,987
    6,000      Valero Logistics Operations, LP, Senior Notes          6.05               3/15/2013                   6,046
                                                                                                                ----------
                                                                                                                    42,021
                                                                                                                ----------
               MULTI-UTILITIES (0.5%)
    5,000      Sempra Energy ESOP, Series 1999(b)                     4.21              11/01/2014(e)                4,973
    5,000      South Carolina Electric & Gas Co., First
                  Mortgage Bond                                       5.30               5/15/2033                   4,645
                                                                                                                ----------
                                                                                                                     9,618
                                                                                                                ----------
               Total Utilities                                                                                     108,433
                                                                                                                ----------
               Total Corporate Obligations (cost: $509,597)                                                        519,791
                                                                                                                ----------
               EURODOLLAR AND YANKEE OBLIGATIONS (11.6%)(f)

               CONSUMER STAPLES (0.6%)
               -----------------------
               FOOD RETAIL (0.6%)
   10,000      Woolworths Ltd., Notes(b)                              5.55              11/15/2015                   9,897
                                                                                                                ----------
               ENERGY (1.1%)
               -------------
               OIL & GAS DRILLING (0.3%)
    6,253      Delek & Avner-Yam Tethys Ltd., Secured Notes(b)        6.47(c)            8/01/2013                   6,244
                                                                                                                ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   10,000      RAS Laffan Liquefied Natural Gas Co. Ltd. II,
                  Bonds, Series A(b)                                  5.30               9/30/2020                   9,488
                                                                                                                ----------
               OIL & GAS REFINING & MARKETING (0.3%)
    5,000      GS Caltex Corp., Notes(b)                              5.50              10/15/2015                   4,934
                                                                                                                ----------
               Total Energy                                                                                         20,666
                                                                                                                ----------
               FINANCIALS (5.7%)
               -----------------
               DIVERSIFIED BANKS (3.7%)
   10,000      ABN AMRO Bank N.V., Senior Notes                       5.44(c)            5/11/2007                  10,005
    6,000      Banco Santander, Subordinated Notes(b)                 5.38              12/09/2014                   5,880
    5,000      Canadian Imperial Bank Corp., Pass-Through
                  Certificates, Series 2002, Class A-1(b)             7.26               4/10/2032                   5,544
   20,000      Landesbank Baden-Wuerttemberg, MTN,
                  Subordinated Notes                                  6.35               4/01/2012                  20,851

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 5,000      Lloyds TSB Group plc, Bonds(b)                         6.27%                      -(d)           $    4,963
   15,000      Nordea Bank AB, Subordinated Notes(b)                  5.25              11/30/2012                  14,866
    5,000      Sumitomo Mitsui Financial Group Preferred
                  Capital, Bonds(b)                                   6.08                       -(d)                4,972
                                                                                                                ----------
                                                                                                                    67,081
                                                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    5,000      ZFS Finance USA Trust II, Bonds(b),(d)                 6.45              12/15/2065                   5,073
                                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.6%)
    5,000      AXIS Capital Holdings Ltd., Senior Notes               5.75              12/01/2014                   4,938
    5,000      Catlin Insurance Co. Ltd., Notes(b)                    7.25                       -(d)                5,060
                                                                                                                ----------
                                                                                                                     9,998
                                                                                                                ----------
               REGIONAL BANKS (0.3%)
    5,000      Kaupthing Bank hf, Notes(b)                            7.13               5/19/2016                   5,290
                                                                                                                ----------
               REINSURANCE (0.3%)
    6,000      Stingray Pass-Through Trust Certificates(b)            5.90               1/12/2015                   5,640
                                                                                                                ----------
               REITs - RETAIL (0.5%)
   10,000      Westfield Capital Corp., Senior Notes(b)               5.13              11/15/2014                   9,673
                                                                                                                ----------
               Total Financials                                                                                    102,755
                                                                                                                ----------
               INDUSTRIALS (0.6%)
               ------------------
               BUILDING PRODUCTS (0.6%)
   10,000      CRH America, Inc., Notes                               6.00               9/30/2016                  10,112
                                                                                                                ----------
               MATERIALS (1.6%)
               ----------------
               CONSTRUCTION MATERIALS (0.3%)
    5,000      Lafarge S.A., Notes                                    6.50               7/15/2016                   5,208
                                                                                                                ----------
               DIVERSIFIED METALS & MINING (0.3%)
    5,000      Glencore Funding, LLC, Notes(b)                        6.00               4/15/2014                   4,849
                                                                                                                ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
   10,000      Agrium, Inc., Debentures                               8.25               2/15/2011                  10,863
    8,000      Yara International ASA, Notes(b)                       5.25              12/15/2014                   7,652
                                                                                                                ----------
                                                                                                                    18,515
                                                                                                                ----------
               Total Materials                                                                                      28,572
                                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               GOVERNMENT (2.0%)
               -----------------
               FOREIGN GOVERNMENT (2.0%)
  $25,000      Region of Lombardy, Global Notes                       5.80%             10/25/2032              $   25,551
   10,000      Republic of Poland, Global Unsubordinated
                  Notes(a)                                            5.25               1/15/2014                   9,986
                                                                                                                ----------
               Total Government                                                                                     35,537
                                                                                                                ----------
               Total Eurodollar and Yankee Obligations
                  (cost: $206,588)                                                                                 207,539
                                                                                                                ----------
               ASSET-BACKED SECURITIES (3.6%)

               FINANCIALS (3.4%)
               -----------------
               ASSET-BACKED FINANCING (3.4%)
   17,000      Chase Credit Card Owner Trust, Series 2002-5,
                  Class A                                             5.42(c)           10/15/2009                  17,018
   15,000      Citibank Credit Card Issuance Trust, Notes,
                  Series 2003-A4, Class A-4                           5.44(c)            3/20/2009                  15,011
    9,695      Household Private Label Credit Card Master
                  Note Trust I, Series 2002-1, Class A                5.50               1/18/2011                   9,705
      315      Oncor Electric Delivery Transition Bond Co.,
                  Bonds, Series 2003-1, Class A1                      2.26               2/15/2009                     315
   10,000      Permanent Financing plc, Notes, Series 4,
                  Class 2A                                            5.42(c)            3/10/2009                  10,000
   10,000      Rental Car Finance Corp., Series 2004-1A,
                  Class A (INS)(b)                                    5.52(c)            6/25/2009                  10,018
                                                                                                                ----------
               Total Financials                                                                                     62,067
                                                                                                                ----------
               INDUSTRIALS (0.2%)
               ------------------
               AIRLINES (0.2%)
    2,975      America West Airlines, Inc., Pass-Through
                  Certificates, Series 1996-1, Class A, EETC          6.85               7/02/2009                   2,977
                                                                                                                ----------
               Total Asset-Backed Securities (cost: $64,998)                                                        65,044
                                                                                                                ----------
               COMMERCIAL MORTGAGE SECURITIES (10.9%)

               FINANCIALS (10.9%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (10.6%)
               Banc of America Commercial Mortgage, Inc.,
    9,742         Series 2001-PB1, Class A2                           5.79               5/11/2035                   9,868
   10,000         Series 2003-1, Class A2                             4.65               9/11/2036                   9,625

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               Bear Stearns Commercial Mortgage
                  Securities, Inc.,
  $ 5,008         Series 1998-C1, Class F(b)                          6.00%              6/16/2030              $    5,081
   11,545         Series 2006- PW11, Class AAB                        5.46               3/11/2039                  11,602
    4,000      Chase Commercial Mortgage Securities Corp.,
                  First Mortgage Pass-Through Certificates,
                  Series 1998-1, Class D                              6.56               5/18/2030                   4,040
               Citigroup Commercial Mortgage Trust,
    5,000         Series 2005-EMG, Class AJ(b)                        4.83               9/20/2051                   4,816
   10,000         Series 2006-C5, Class ASB                           5.41              10/15/2049                   9,939
    8,000      Credit Suisse First Boston Mortgage Capital,
                  Pass-Through Certificates, Series 2006-C1,
                  Class A3                                            5.56               2/15/2039                   8,062
   10,000      Credit Suisse First Boston Mortgage
                  Securities Corp., Series 2001-CK1, Class A3         6.38              12/18/2035                  10,299
   10,000      First Union National Bank Commercial
                  Mortgage Trust, Series 1999-C4, Class A2            7.39              12/15/2031                  10,413
               GE Commercial Mortgage Corp.,
                  Pass-Through Certificates,
    2,887         Series 2003-C2, Class A1                            2.78               7/10/2037                   2,830
   10,000         Series 2006-C1, Class AAB                           5.34               3/10/2044                   9,960
               J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.,
    7,000         Series 2006-CB16, Class ASB                         5.52               5/12/2045                   7,007
   10,000         Series 2006-LDP6, Class A-SB                        5.49               4/15/2043                  10,005
               LB UBS Commercial Mortgage Trust,
                  Pass-Through Certificates,
    7,000         Series 2006-C6, Class AAB                           5.34               9/15/2039                   6,943
   12,000         Series 2006-C7, Class AAB                           5.32              11/15/2038                  11,879
               Merrill Lynch Mortgage Trust, Commercial
                  Mortgage Pass-Through Certificates,
    7,000         Series 2002-MW1, Class A-4                          5.62               7/12/2034                   7,068
   10,000         Series 2005-CIP1, Class ASB                         5.02               7/12/2038                   9,786
               Morgan Stanley Capital I, Inc.,
   10,000         Series 2006-HQ9, Class AAB                          5.69               7/12/2044                  10,107
    7,000         Series 2006-T23, Class AAB                          5.80               8/12/2041                   7,160
    3,962      Salomon Brothers Mortgage Securities VII, Inc.,
                  Series 2000-C3, Class A1                            6.34              12/18/2033                   3,975
    5,000      Timberstar Trust, Subordinated Bonds,
                  Series 2006-1A, Class C(b)                          5.88              10/15/2036                   5,023

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               Wachovia Bank Commercial Mortgage Trust,
  $ 5,000         Series 2005-C18, Class A2                           4.66%              4/15/2042              $    4,882
   10,500         Series 2005-C18, Class APB                          4.81               4/15/2042                  10,166
                                                                                                                ----------
                                                                                                                   190,536
                                                                                                                ----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)(g)
   27,750      Bear Stearns Commercial Mortgage Securities,
                  Inc., Series 2004-ESA, Class X1
                  (acquired 6/17/2004; cost $1,614)(b),(h)            2.06               5/14/2016                   1,156
   29,654      Greenwich Capital Commercial Funding Corp.,
                  Series 2002-C1, Class XP (acquired 8/13/2003;
                  cost $3,043)(b),(h)                                 1.78               1/11/2035                   2,424
   36,115      Wachovia Bank Commercial Mortgage Trust,
                  Series 2003-C4 (acquired 8/06/2003;
                  cost $1,826)(b),(h)                                 0.97               4/15/2035                   1,051
                                                                                                                ----------
                                                                                                                     4,631
                                                                                                                ----------
               Total Financials                                                                                    195,167
                                                                                                                ----------
               Total Commercial Mortgage Securities (cost: $194,248)                                               195,167
                                                                                                                ----------
               U.S. GOVERNMENT AGENCY ISSUES (20.8%)(i)

               DEBENTURES (0.6%)
   10,000      Fannie Mae, CPI Floating Rate Notes(+),(a)             2.45(c)            2/17/2009                   9,767
                                                                                                                ----------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (19.2%)
               Fannie Mae(+),
   29,468         Pool 254766                                         5.00               6/01/2033                  28,361
   22,336         Pool 829284                                         5.50               9/01/2035                  21,989
   10,952         Pool 840966                                         5.50              10/01/2035                  10,782
   18,748         Pool 852513                                         5.50               1/01/2036                  18,456
   23,246         Pool 745418                                         5.50               4/01/2036                  22,885
   28,771         Pool 884031                                         6.00               5/01/2036                  28,886
   23,313         Pool 885273                                         6.00               6/01/2036                  23,406
    2,932         Pool 190312                                         6.50               4/01/2031                   3,001
       49         Pool 594787                                         6.50               7/01/2031                      50
    4,932         Pool 254239                                         6.50               3/01/2032                   5,045
      136         Pool 050653                                         7.00              10/01/2022                     141
       98         Pool 050724                                         7.00               3/01/2023                     102
      553         Pool 197673                                         7.00               4/01/2023                     570

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               Freddie Mac(+),
  $ 7,057         Pool B19376                                         5.00%              6/01/2020              $    6,904
   22,369         Pool G18095                                         5.00               1/01/2021                  21,883
   20,600         Pool G18083                                         5.50              11/01/2020                  20,506
    8,808         Pool J00766                                         5.50              12/01/2020                   8,767
   11,270         Pool A42616                                         5.50              12/01/2035                  11,102
   28,343         Pool A44446                                         5.50               4/01/2036                  27,905
               Government National Mortgage Assn. I,
   16,123         Pool 604568                                         5.00               8/15/2033                  15,590
    1,410         Pool 465553                                         6.00               8/15/2028                   1,428
    1,110         Pool 457821                                         6.00               9/15/2028                   1,124
    1,628         Pool 486544                                         6.00               9/15/2028                   1,649
   11,435         Pool 780860                                         6.00               9/15/2028                  11,578
    3,246         Pool 486629                                         6.00              10/15/2028                   3,286
    1,444         Pool 464490                                         6.00               1/15/2029                   1,462
      292         Pool 486877                                         6.00               1/15/2029                     295
    1,347         Pool 495891                                         6.00               1/15/2029                   1,364
    2,134         Pool 603869                                         6.00               1/15/2033                   2,158
       53         Pool 346619                                         6.50               6/15/2023                      54
      619         Pool 344923                                         6.50               7/15/2023                     636
      112         Pool 352137                                         6.50               7/15/2023                     115
      368         Pool 370820                                         6.50               9/15/2023                     378
      478         Pool 347695                                         6.50              10/15/2023                     491
      753         Pool 354665                                         6.50              10/15/2023                     773
       87         Pool 365963                                         6.50              10/15/2023                      89
      800         Pool 337538                                         6.50              12/15/2023                     822
    1,630         Pool 345138                                         6.50              12/15/2023                   1,674
      347         Pool 366685                                         6.50               1/15/2024                     356
      648         Pool 374670                                         6.50               2/15/2024                     666
      327         Pool 422656                                         6.50               4/15/2026                     336
    1,790         Pool 780793                                         6.50               5/15/2028                   1,840
    4,052         Pool 564926                                         6.50              10/15/2031                   4,162
      264         Pool 320067                                         7.00               5/15/2023                     273
      183         Pool 352190                                         7.00               5/15/2023                     190
      201         Pool 354578                                         7.00               5/15/2023                     208
      225         Pool 354907                                         7.00               5/15/2023                     232
      370         Pool 357171                                         7.00               6/15/2023                     383
      307         Pool 357179                                         7.00               6/15/2023                     318
      163         Pool 359752                                         7.00               6/15/2023                     169
      117         Pool 337344                                         7.00               8/15/2023                     121
    1,097         Pool 348925                                         7.00               8/15/2023                   1,136

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               Government National Mortgage Assn. I,
  $   238         Pool 352111                                         7.00%              8/15/2023              $      246
      950         Pool 364585                                         7.00               8/15/2023                     983
      388         Pool 358732                                         7.00               9/15/2023                     402
      170         Pool 417226                                         7.00               1/15/2026                     176
      115         Pool 417291                                         7.00               3/15/2026                     119
       47         Pool 417333                                         7.00               3/15/2026                      48
    1,230         Pool 780651                                         7.00              10/15/2027                   1,274
    1,000         Pool 493950                                         7.00               6/15/2029                   1,035
      516         Pool 504209                                         7.00               6/15/2029                     534
      850         Pool 473009                                         7.00               7/15/2029                     881
      968         Pool 564758                                         7.00               8/15/2031                   1,001
      607         Pool 563613                                         7.00               7/15/2032                     628
      957         Pool 352143                                         7.50               7/15/2023                     998
    1,134         Pool 345637                                         7.50               6/15/2026                   1,185
      331         Pool 422926                                         7.50               6/15/2026                     346
    1,076         Pool 345761                                         7.50               7/15/2026                   1,124
      564         Pool 447582                                         7.50               5/15/2027                     589
      822         Pool 780716                                         7.50               2/15/2028                     859
      695         Pool 780990                                         7.50              12/15/2028                     726
      635         Pool 510300                                         7.50               8/15/2029                     663
               Government National Mortgage Assn. II,
    4,926         Pool 003375                                         5.50               4/20/2033                   4,873
    5,221         Pool 003273                                         6.00               8/20/2032                   5,267
    3,461         Pool 003285                                         6.00               9/20/2032                   3,492
    1,506         Pool 781494                                         6.50               8/20/2031                   1,544
                                                                                                                ----------
                                                                                                                   345,090
                                                                                                                ----------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.0%)
    3,200      Perforadora Centrale S.A. de C.V. "A",
                  Guaranteed Bond, Series A, Title XI                 5.24              12/15/2018                   3,188
    4,667      Rowan Companies, Inc., Guaranteed
                  Bond, Title XI                                      2.80              10/20/2013                   4,315
   10,000      Totem Ocean Trailer Express, Inc.,
                  Series 2002-1, Title XI                             6.37               4/15/2028                  10,961
                                                                                                                ----------
                                                                                                                    18,464
                                                                                                                ----------
               Total U.S. Government Agency Issues (cost: $373,243)                                                373,321
                                                                                                                ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES (9.5%)

               BONDS (2.6%)
  $45,771      5.25%, 11/15/2028                                                                                $   47,294
                                                                                                                ----------
               INFLATION-INDEXED NOTES (1.8%)(j)
   32,071      2.38%, 1/15/2025                                                                                     31,881
                                                                                                                ----------
               NOTES (5.1%)
   38,000      4.00%, 2/15/2014                                                                                     36,149
   43,000      4.00%, 2/15/2015                                                                                     40,668
   15,000      4.25%, 8/15/2015                                                                                     14,405
                                                                                                                ----------
                                                                                                                    91,222
                                                                                                                ----------
               Total U.S. Treasury Securities (cost: $172,827)                                                     170,397
                                                                                                                ----------
               MUNICIPAL BONDS (2.3%)

               APPROPRIATED DEBT (0.2%)
    3,230      New Jersey EDA RB, Series 2005B                        5.18%             11/01/2015                   3,176
                                                                                                                ----------
               CASINOS & GAMING (0.2%)
    5,000      Mashantucket (Western) Pequot Tribe, CT, RB(b)         5.91               9/01/2021                   4,825
                                                                                                                ----------
               ELECTRIC/GAS UTILITIES (0.1%)
    2,795      North Carolina Eastern Municipal Power
                  Agency RB, Series G                                 5.55               1/01/2013                   2,712
                                                                                                                ----------
               ESCROWED BONDS (0.1%)
    1,000      New Jersey Turnpike Auth. RB,
                  Series 2003B (INS)(PRE)                             4.25               1/01/2016                     930
                                                                                                                ----------
               GENERAL OBLIGATION (0.1%)
    2,200      Marin County, CA, Taxable Pension GO (INS)             4.89               8/01/2016                   2,126
                                                                                                                ----------
               OIL & GAS REFINING & MARKETING (0.5%)
    9,000      Harris County, TX, IDRB, Series 2002                   5.68               3/01/2023(e)                8,934
                                                                                                                ----------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    2,000      New York Housing Finance Agency RB,
                  Series 2006B                                        5.18               9/15/2010                   1,992
                                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               TOLL ROADS (1.0%)
  $19,000      New Jersey Turnpike Auth. RB, Series 2003B,
                  Series B (INS)                                      4.25%              1/01/2016              $   17,793
                                                                                                                ----------
               Total Municipal Bonds (cost: $44,225)                                                                42,488
                                                                                                                ----------

PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------

               PREFERRED SECURITIES (8.3%)

               CONSUMER STAPLES (0.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
   70,000      Dairy Farmers of America, Inc., 7.88%, cumulative
                  redeemable, perpetual(b)                                                                           7,094
                                                                                                                ----------
               FINANCIALS (7.9%)
               -----------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000      Ace Ltd., depositary shares, Series C, 7.80%, cumulative
                  redeemable, perpetual                                                                              5,212
                                                                                                                ----------
               REINSURANCE (0.3%)
   $5,000      Swiss Re Capital I L.P., 6.85%, perpetual(a),(b)                                                      5,243
                                                                                                                ----------
               REITs - INDUSTRIAL (1.3%)
  120,000      AMB Property Corp., Series O, 7.00%, cumulative
                  redeemable, perpetual                                                                              3,120
  344,500      Prologis Trust, Inc., Series C, 8.54%, cumulative
                  redeemable, perpetual                                                                             20,627
                                                                                                                ----------
                                                                                                                    23,747
                                                                                                                ----------
               REITs - OFFICE (1.5%)
  400,000      Duke Realty Corp., Series M, 6.95%, cumulative
                  redeemable, perpetual                                                                             10,328
  446,000      Equity Office Properties Trust, depositary shares,
                  Series G, 7.75%, cumulative redeemable, perpetual                                                 11,331
  200,000      HRPT Properties Trust, Series C, 7.125%, cumulative
                  redeemable, perpetual                                                                              5,188
                                                                                                                ----------
                                                                                                                    26,847
                                                                                                                ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                                    MARKET
   NUMBER                                                                                                            VALUE
OF SHARES      SECURITY                                                                                              (000)
--------------------------------------------------------------------------------------------------------------------------
               REITs - RESIDENTIAL (1.6%)
  203,000      BRE Properties, Inc., Series C, 6.75%, cumulative
                  redeemable, perpetual                                                                         $    5,062
  142,500      Equity Residential Properties Trust, depositary shares,
                  Series K, 8.29%, cumulative redeemable, perpetual                                                  8,082
  250,000      Post Properties, Inc., Series A, 8.50%, cumulative
                  redeemable, perpetual                                                                             15,727
                                                                                                                ----------
                                                                                                                    28,871
                                                                                                                ----------
               REITs - RETAIL (2.4%)
  200,000      Developers Diversified Realty Corp., Series I, 7.50%,
                  cumulative redeemable, perpetual                                                                   5,119
  415,000      Kimco Realty Corp., depositary shares, Series F, 6.65%,
                  cumulative redeemable, perpetual                                                                  10,531
  200,000      New Plan Excel Realty Trust, Inc., depositary shares,
                  Series E, 7.625%, cumulative redeemable, perpetual                                                 5,120
  400,000      Realty Income Corp., Class D, 7.375%, cumulative
                  redeemable, perpetual                                                                             10,397
  289,100      Regency Centers Corp., Series 4, 7.25%, cumulative
                  redeemable, perpetual                                                                              7,426
  201,500      Weingarten Realty Investors, depositary shares,
                  Series D, 6.75%, cumulative redeemable, perpetual                                                  5,132
                                                                                                                ----------
                                                                                                                    43,725
                                                                                                                ----------
               REITs - SPECIALIZED (0.5%)
  350,000      Public Storage, Inc., Series Z, 6.25%, cumulative
                  redeemable, perpetual                                                                              8,652
                                                                                                                ----------
               Total Financials                                                                                    142,297
                                                                                                                ----------
               Total Preferred Securities (cost: $139,119)                                                         149,391
                                                                                                                ----------

PRINCIPAL
   AMOUNT                                                           COUPON
    (000)                                                             RATE                MATURITY
---------                                                           ------                --------
               MONEY MARKET INSTRUMENTS (4.0%)

               COMMERCIAL PAPER (2.8%)

               CONSUMER STAPLES (0.8%)
               -----------------------
               PACKAGED FOODS & MEAT (0.8%)
  $15,000      Kraft Foods, Inc.                                      5.29%              2/02/2007                  14,998
                                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               FINANCIALS (2.0%)
               -----------------
               ASSET-BACKED FINANCING (1.1%)
  $19,734      Sheffield Receivables Corp.(b),(k)                     5.27%              2/05/2007              $   19,722
                                                                                                                ----------
               THRIFTS & MORTGAGE FINANCE (0.9%)
   16,201      Countrywide Financial Corp.                            5.30               2/01/2007                  16,201
                                                                                                                ----------
               Total Financials                                                                                     35,923
                                                                                                                ----------
               Total Commercial Paper                                                                               50,921
                                                                                                                ----------
               VARIABLE-RATE DEMAND NOTES (1.1%)(l)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               HOME FURNISHINGS (0.2%)
    3,990      Caddo Parrish, LA, IDB, IDRB, Series 2004
                  (LOC - Capital One, N.A.)                           6.02               7/01/2024                   3,990
                                                                                                                ----------
               FINANCIALS (0.5%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
    5,260      Blood Family Realty Ltd., Notes, Series 2000
                  (LOC - Sky Bank)                                    6.32              12/01/2025                   5,260
    1,805      Vista Funding Corp., Notes, Series 1999A
                  (LOC - Sky Bank)                                    6.57               3/01/2019                   1,805
    2,535      Wryneck Ltd., Notes, Series 2000
                  (LOC - Sky Bank)                                    6.32               1/01/2020                   2,535
                                                                                                                ----------
               Total Financials                                                                                      9,600
                                                                                                                ----------
               HEALTH CARE (0.3%)
               ------------------
               HEALTH CARE FACILITIES (0.3%)
    4,395      Louisiana Public Facilities Auth., RB,
                  Series 2002D (LOC - Capital One, N.A.)              6.00               7/01/2028                   4,395
                                                                                                                ----------
               UTILITIES (0.1%)
               ----------------
               MULTI-UTILITIES (0.1%)
    2,015      Sempra Energy ESOP, Series 1999A(b)                    5.85              11/01/2014                   2,015
                                                                                                                ----------
               Total Variable-Rate Demand Notes                                                                     20,000
                                                                                                                ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                                    MARKET
   NUMBER                                                           COUPON                                           VALUE
OF SHARES      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.1%)
1,000,000      SSgA Prime Money Market Fund                           5.17%(o)                   -              $    1,000
                                                                                                                ----------
               Total Money Market Instruments (cost: $71,921)                                                       71,921
                                                                                                                ----------

PRINCIPAL
   AMOUNT
    (000)
---------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (10.1%)

               COMMERCIAL PAPER (1.1%)

               FINANCIALS (1.1%)
               -----------------
               ASSET-BACKED FINANCING (1.1%)
  $19,000      Zane Funding LLC(k),(b)                                5.41(m)            2/07/2007                  18,983
                                                                                                                ----------
               CORPORATE OBLIGATIONS (4.2%)

               FINANCIALS (4.2%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
   25,000      Tango Finance Corp., MTN(b)                            5.35               4/16/2007                  25,004
                                                                                                                ----------
               REGIONAL BANKS (2.8%)
   25,000      American Express Centurion Bank Notes                  5.32(c)           10/18/2007                  25,010
   25,000      Bank of America, N.A., Notes                           5.36(c)            6/13/2007                  25,009
                                                                                                                ----------
                                                                                                                    50,019
                                                                                                                ----------
               Total Financials                                                                                     75,023
                                                                                                                ----------
               Total Corporate Obligations                                                                          75,023
                                                                                                                ----------

               REPURCHASE AGREEMENTS (4.8%)(n)
   30,000      Credit Suisse First Boston, LLC, 5.26%,
                  acquired on 1/31/2007 and due 2/01/2007
                  at $30,000 (collateralized by $30,580 of
                  Federal Home Loan Bank Bonds(i),(+), 5.45%,
                  due 1/23/2009; market value $30,603)                                                              30,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                                                                            VALUE
    (000)      SECURITY                                                                                              (000)
--------------------------------------------------------------------------------------------------------------------------
  $46,000      Deutsche Bank Securities, Inc., 5.26%,
                  acquired on 1/31/2007 and due 2/01/2007
                  at $46,000 (collateralized by $33,660 of
                  Federal Home Loan Bank Bonds(i),(+), 5.05%-6.13%,
                  due 8/07/2013-10/21/2014; $13,051 of Fannie
                  Mae Notes(i),(+), 5.00%, due 9/15/2008;
                  combined market value $46,920)                                                                $   46,000
   10,000      Merrill Lynch Government Securities, Inc., 5.24%,
                  acquired on 1/31/2007 and due 2/01/2007
                  at $10,000 (collateralized by $9,520 of U.S.
                  Treasury Bonds, 5.38%, due 2/15/2031;
                  market value $10,203)                                                                             10,000
                                                                                                                ----------
               Total Repurchase Agreements                                                                          86,000
                                                                                                                ----------

   NUMBER
OF SHARES
---------
               MONEY MARKET FUNDS (0.0%)(q)
  535,721      AIM Short-Term Investment Co. Liquid
                  Assets Portfolio,5.25%(o)                                                                            536
                                                                                                                ----------
               Total Short-Term Investments Purchased With
                  Cash Collateral From Securities Loaned
                  (cost: $180,522)                                                                                 180,542
                                                                                                                ----------

                TOTAL INVESTMENTS (COST: $1,957,288)                                                            $1,975,601
                                                                                                                ==========

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 11.9% of net assets at January 31, 2007.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2007.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2007.

         (d) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.

         (e) Security has a mandatory put, which shortens its effective maturity date.

         (f) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

             U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         (g) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2007, was $4,631,000, which represented 0.3% of the Fund's net assets.

         (i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

36

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

         (j) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (l) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate- reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (m) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (n) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

             is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (o) Rate represents the money market fund annualized seven-day yield at January 31, 2007.

         (p) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.

         (q) Represents less than 0.01% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

      CPI       Consumer Price Index

      EDA       Economic Development Authority

      EETC      Enhanced Equipment Trust Certificate

      ESOP      Employee Stock Ownership Plan

      GO        General Obligation

      IDB       Industrial Development Board

      IDRB      Industrial Development Revenue Bond

      MTN       Medium-Term Note

      PRE       Prerefunded to a date prior to maturity

      RB        Revenue Bond

      CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a

38

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

      high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

      (INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp.

      (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
     on loan of $172,368) (identified cost of $1,957,288)                      $1,975,601
  Cash                                                                              1,061
  Receivables:
     Capital shares sold                                                            1,171
     Dividends and interest                                                        17,324
     Other                                                                             15
                                                                               ----------
        Total assets                                                            1,995,172
                                                                               ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                             180,542
     Securities purchased                                                          16,933
     Capital shares redeemed                                                        1,783
  Accrued management fees                                                             427
  Accrued transfer agent's fees                                                        19
  Other accrued expenses and payables                                                  75
                                                                               ----------
        Total liabilities                                                         199,779
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,795,393
                                                                               ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $1,826,161
  Accumulated undistributed net investment income                                   3,422
  Accumulated net realized loss on investments                                    (52,503)
  Net unrealized appreciation of investments                                       18,313
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,795,393
                                                                               ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                     148,805
                                                                               ==========
  Net asset value, redemption price, and offering price per share              $    12.07
                                                                               ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                       $ 5,213
   Interest                                                                         45,406
   Securities lending (net)                                                             76
                                                                                   -------
      Total income                                                                  50,695
                                                                                   -------
EXPENSES
   Management fees                                                                   2,457
   Administration and servicing fees                                                 1,350
   Transfer agent's fees                                                             1,288
   Custody and accounting fees                                                         133
   Postage                                                                             136
   Shareholder reporting fees                                                           49
   Trustees' fees                                                                        5
   Registration fees                                                                    37
   Professional fees                                                                    52
   Other                                                                                20
                                                                                   -------
      Total expenses                                                                 5,527
   Expenses paid indirectly                                                            (26)
                                                                                   -------
      Net expenses                                                                   5,501
                                                                                   -------
NET INVESTMENT INCOME                                                               45,194
                                                                                   -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                                  (923)
   Change in net unrealized appreciation/depreciation                               20,395
                                                                                   -------
      Net realized and unrealized gain                                              19,472
                                                                                   -------
Increase in net assets resulting from operations                                   $64,666
                                                                                   =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED),
AND YEAR ENDED JULY 31, 2006

                                                                1/31/2007      7/31/2006
                                                               -------------------------
FROM OPERATIONS
   Net investment income                                       $   45,194     $   85,842
   Net realized gain/loss on:
      Investments                                                    (923)         6,284
      Futures transactions                                              -            184
   Change in net unrealized appreciation/depreciation
      of investments                                               20,395        (66,962)
                                                               -------------------------
         Increase in net assets resulting from operations          64,666         25,348
                                                               -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (43,313)       (85,147)
                                                               -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      152,142        278,386
   Reinvested dividends                                            37,379         71,818
   Cost of shares redeemed                                       (166,914)      (337,856)
                                                               -------------------------
      Increase in net assets from
         capital share transactions                                22,607         12,348
                                                               -------------------------
   Capital contribution from USAA Transfer Agency
      Company                                                           -              3
                                                               -------------------------
Net increase (decrease) in net assets                              43,960        (47,448)

NET ASSETS
   Beginning of period                                          1,751,433      1,798,881
                                                               -------------------------
   End of period                                               $1,795,393     $1,751,433
                                                               =========================
Accumulated undistributed net investment income:
   End of period                                               $    3,422     $    1,541
                                                               =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     12,558         22,988
   Shares issued for dividends reinvested                           3,089          5,951
   Shares redeemed                                                (13,788)       (27,955)
                                                               -------------------------
      Increase in shares outstanding                                1,859            984
                                                               =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt  securities are  valued each  business  day  by  a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                 recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment  companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Debt securities  purchased with original maturities  of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Futures contracts are valued at the last quoted sales price.

              7. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                 pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of January 31, 2007, the Fund did not invest in any futures contracts.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

              subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of January 31, 2007.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $26,000.

           H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of $2,000, which represents 5.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

         otherwise required to avoid the payment of federal taxes. At July 31, 2006, the Fund had capital loss carryovers of $51,580,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

          CAPITAL LOSS CARRYOVERS
------------------------------------------
  EXPIRES                        BALANCE
----------                    ------------
  2009                        $ 6,233,000
  2011                         45,347,000
                              -----------
                  Total       $51,580,000
                              ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $187,042,000 and $188,250,000 respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2007, were $37,602,000 and $19,289,000, respectively, resulting in net unrealized appreciation of $18,313,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

         continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2007, the Fund received securities-lending income of $76,000, which is net of the 20% income retained by Wachovia. As of January 31, 2007, the Fund loaned securities having a fair market value of approximately $172,368,000 and received cash collateral of $180,542,000 for the loans. Of this amount, $180,522,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $20,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

              within the Lipper Corporate Debt Funds A Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper A Rated Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

              of $2,457,000, which included a performance adjustment of $298,000 that increased the base management fee of 0.24% by 0.03%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,350,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2007, the Fund reimbursed the Manager $19,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,288,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

              As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                     PERIOD ENDED
                                      JANUARY 31,                                  YEAR ENDED JULY 31,
                                    -----------------------------------------------------------------------------------------
                                          2007             2006            2005           2004           2003            2002
                                    -----------------------------------------------------------------------------------------
Net asset value at
  beginning of period               $    11.92       $    12.32      $    12.24     $    12.16     $    12.05      $    12.34
                                    -----------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                    .31              .59             .56            .55            .60             .72
  Net realized and unrealized
     gain (loss)                           .13             (.41)            .08            .08            .12            (.28)
                                    -----------------------------------------------------------------------------------------
Total from investment operations           .44              .18             .64            .63            .72             .44
                                    -----------------------------------------------------------------------------------------
Less distributions:
  From net investment income              (.29)            (.58)           (.56)          (.55)          (.61)           (.73)
                                    -----------------------------------------------------------------------------------------
Net asset value at end of period    $    12.07       $    11.92      $    12.32     $    12.24     $    12.16      $    12.05
                                    =========================================================================================
Total return (%)*                         3.75             1.50            5.33           5.23           5.98            3.70
Net assets at end of period (000)   $1,795,393       $1,751,433      $1,798,881     $1,710,032     $1,757,831      $1,665,239
Ratio of expenses to
  average net assets (%)**(b)              .61(a)           .59             .55            .52            .50(c)          .55(c)

Ratio of expenses to average
  net assets, excluding
  reimbursements (%)**(b)                  .61(a)           .59             .55            .52            .50             .55
Ratio of net investment income to
  average net assets (%)**                5.02(a)          4.81            4.38           4.36           4.79            5.89
Portfolio turnover (%)                   10.78            36.31           24.17          28.25          60.54           59.61

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2007, average net assets were $1,784,774,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective April 26, 2002, through November 30, 2003, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING               ENDING                DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2006 -
                                  AUGUST 1, 2006        JANUARY 31, 2007         JANUARY 31, 2007
                                  ---------------------------------------------------------------
Actual                              $1,000.00              $1,037.50                 $3.13

Hypothetical
  (5% return before expenses)        1,000.00               1,022.13                  3.11

*Expenses are equal to the Fund's annualized expense ratio of 0.61%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.75% for the six-month period of August 1, 2006, through January 31, 2007.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   GO PAPERLESS!
   Clear the clutter -
   get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23424-0307                                   (C)2007, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.